Investment in Affiliates	12 Months Ended
Dec. 31, 2017
Investment in Affiliates

6. Investment in Affiliates

The following table summarizes the Group’s balances of investment in affiliates:

	As of December 31, (Amount in Thousands)
	2016	2017	2017
	RMB	RMB	US$
Kunshan Jingzhao	11,541	10,849	1,665
Kunshan Vantone	5,226	3,889	598
Wanjia Win-Win	60,131	86,465	13,289
Wuhu Bona	807	2,721	418
Shanghai Weiying	1,059	1,680	258
Wuhu Hongxing	9,800	9,577	1,472
Hainan Alibaba	4,000	4,000	615
Others	3,623	3,879	596
Rongyao Insurance Broker	—	21,049	3,235
Funds that the Company serves as general partner	442,990	824,513	126,729
-Gopher Transform Private Fund	150,000	145,150	22,309
-Real estate funds and real estate funds of funds	50,374	89,922	13,821
-Private equity funds of funds	242,574	589,398	90,592
-Other fixed income funds of funds	42	43	7
Total investment in affiliates	539,177	968,622	148,875

In May 2011, Tianjin Gopher injected RMB4.0 million into Kunshan Jingzhao Equity Investment Management Co., Ltd (“Kunshan Jingzhao”), a newly setup joint venture, for 40% of the equity interest. Kunshan Jingzhao principally engages in real estate fund management business.

In November 2012, Gopher Asset Management injected RMB3.8 million into Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd (“Kunshan Vantone”), a newly established joint venture, for 15% of the equity interest. Kunshan Vantone principally engages in private equity fund management businesses. The Group considers it has significant influence over Kunshan Vantone due to the level of its participation on the board of directors.

In February 2013, Gopher Asset Management injected RMB21.0 million into Wanjia Win-Win Assets Management Co., Ltd (“Wanjia Win-Win”), a newly setup joint venture, for 35% of the equity interest. Wanjia Win-Win principally engages in wealth management plan management business.In December 2017, the share owned by Gopher Asset Management had been diluted to 28%.

In July 2013, Gopher Asset Management injected RMB0.8 million into Wuhu Bona Film Investment Management Co., Ltd. (“Wuhu Bona”), a newly established joint venture, for 15% of the equity interest. Wuhu Bona principally engages in film private equity fund management businesses. The Group considers it has significant influences over Wuhu Bona due to the level of its participation on the board of directors.

In January 2016, Shanghai Gopher Asset Management injected RMB1.2 million into Shanghai Weiying Gopher Investment Management Co., Ltd (“Shanghai Weiying”), a newly setup joint venture, for 30% of equity interest. Shanghai Weiying principally engages in film industry investment.

In April 2016, Shanghai Gopher Asset Management injected RMB9.8 million into Wuhu Hongxing Meikailong Equity Investment Management Co., Ltd (“Wuhu Hongxing”), a newly setup joint venture, for 50% of equity interest. Wuhu Hongixng principally engages in equity investment, asset management and investment consulting related to commercial properties.

In August 2016, Gopher Asset Management injected RMB4 million into Hainan Alibaba Picture Investment Management Co., Ltd (“Hainan Alibaba), a newly setup joint venture, for 40% of equity interest. Hainan Alibaba principally engages in PE fund management and film industry investment, etc.

In the second quarter of 2017, the Company transferred 100% shares of one subsidiary, Shanghai Noah Rongyao Insurance Broker Co., Ltd. to Shanghai Nifei Enterprise Management Co., Ltd, an entity owned by the Company’s shareholders, and two individuals, Tan Wenhong and Zhaoyi, senior executives of the Company’s subsidiaries, with consideration of RMB52,622 at a loss of RMB 12. In the fourth quarter of 2017, the Company obtained significant influence over Shanghai Noah Rongyao Insurance Broker by acquiring 40%beneficial right through an agreement at a price of RMB 21,049. As a result, Rongyao Insurance Broker was deconsolidated and recorded as investment in affiliates.

In the fourth quarter of 2016, Gopher Asset Management injected RMB150 million into Gopher Transformation Private Fund, accounted for 48% of total actual distribution volume. The fund principally invested in a limited partnership to invest one real-estate company. Although managed by Gopher Asset Management, the fund are not consolidated by the Group based on the facts that substantive kick-out rights exist which are exercisable by a simple-majority of non-related limited partners of the fund to dissolve (liquidate) the fund or remove the company as the general partner of the fund without cause.

Gopher Asset Management and its subsidiaries invested in private equity funds of funds, real estate funds and real estate funds of funds, and other fixed income funds of funds that the Group serves as general partner or fund manager. Gopher Asset Management held no more than 1.7% equity interests in these real estate funds and no more than 5.0% equity interest in these real estate funds of funds and private equity funds of funds as a general partner. The Group accounts for these investments using the equity method of accounting due to the fact that the Company can exercise significant influence on these investees in the capacity of general partner or fund manager.

The Group recorded income from equity in affiliates of RMB21,353, RMB22,343 and RMB 92,136 for the years ended December 31, 2015, 2016 and 2017, respectively.

Summarized financial information

The following table shows summarized financial information relating to the statements of financial condition for the Company’s equity method investments assuming 100% ownership as of December 31, 2016 and 2017:

	As of December 31 (Amount in Thousands)
	2016	2017	2017
	RMB	RMB	US$
Balance sheet data:
Current assets	5,953,591	8,471,094	1,301,983
Non-current assets	22,439,892	22,795,565	3,503,614
Current liabilities	506,069	823,511	126,571
Non-current liabilities	1,716,211	1,703,350	261,800

The following table shows summarized financial information relating to the statements of operations for the Company’s equity method investments assuming 100% ownership for the years ended December 31, 2015, 2016 and 2017:

	Years Ended December 31, (Amount in Thousands)
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Operating data:
Revenue	338,606	685,603	237,589	36,517
Income (Loss) from operations	(276,327)	33,706	(1,609,708)	(247,408)
Net Realized and Unrealized Gain from investments	901,294	5,222,287	1,846,396	283,786
Net income	624,083	5,263,296	247,865	38,096